Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
The computation of basic and diluted EPS for the three and six months ended June 30, 2024 and 2023 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Net income for the computation of basic EPS	$448,166	$492,894	$1,052,380	$924,999
Weighted average ordinary shares outstanding—basic	192,515,755	231,318,582	194,144,800	235,321,261
Basic EPS	$2.33	$2.13	$5.42	$3.93

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Net income for the computation of diluted EPS	$448,166	$492,894	$1,052,380	$924,999
Weighted average ordinary shares outstanding—diluted	196,881,272	232,866,512	198,514,778	237,204,222
Diluted EPS	$2.28	$2.12	$5.30	$3.90

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2024 and December 31, 2023 were as follows:

	June 30, 2024	December 31, 2023
	Number of ordinary shares
Ordinary shares issued	204,543,739	215,543,739
Treasury shares	(9,384,417)	(13,050,571)
Ordinary shares outstanding	195,159,322	202,493,168
Shares of unvested restricted stock	(4,975,247)	(4,561,249)
Ordinary shares outstanding, excluding shares of unvested restricted stock	190,184,075	197,931,919